May 15, 2008


                           TOUCHSTONE STRATEGIC TRUST

                        TOUCHSTONE LARGE CAP GROWTH FUND

              SUPPLEMENT TO CLASS Y PROSPECTUS DATED AUGUST 1, 2007

           NOTICE OF CHANGE TO THE EXPENSE LIMITATION AGREEMENT OF THE
                             LARGE CAP GROWTH FUND

THE TOUCHSTONE LARGE CAP GROWTH FUND LOWERED ITS EXPENSE LIMITATION WITH REGARD TO "NET EXPENSES." ON PAGE 7 OF THE TOUCHSTONE STRATEGIC TRUST CLASS Y PROSPECTUS DATED AUGUST 1, 2007, PLEASE REPLACE THE SECTION ENTITLED "THE FUND'S FEES AND EXPENSES" WITH THE FOLLOWING:

THE FUND'S FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class Y shares of the Fund:

                                                   Shareholder Fees
                                       (fees paid directly from your investment)
--------------------------------------------------------------------------------
                                      There are no shareholder transaction fees.
--------------------------------------------------------------------------------


                                            Annual Fund Operating Expenses
                                              (expenses that are deducted
                                                   from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                             0.71%
Other Expenses                                              0.25%
    Administration Fees                                          0.20%
    Other Fees                                                   0.05%
Total Annual Fund Operating Expenses                        0.96%
Less Fee Waiver and/or Expense Reimbursement(1)             0.00%
Net Expenses(2)                                             0.96%
--------------------------------------------------------------------------------

(1) Touchstone Advisors and the Trust have entered into an Expense Limitation Agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to 0.99%. This expense limitation will remain in effect until at least March 31, 2009.

(2) Net Expenses shown above reflect a change in the Fund's operating expenses and will differ from the Net Expenses reflected in the Fund's Annual Report for the fiscal year ended March 31, 2007. The actual Net Expenses for the Fund for the fiscal year ended March 31, 2007 were 0.90%.

EXAMPLE. This example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

           1 Year            3 Years           5 Years          10 Years
--------------------------------------------------------------------------------
             $101              $309              $534             $1,181
--------------------------------------------------------------------------------

ON PAGE 22 OF THE TOUCHSTONE STRATEGIC TRUST CLASS Y PROSPECTUS DATED AUGUST 1, 2007, PLEASE REPLACE THE SECTION ENTITLED "CONTRACTUAL FEE WAIVER AGREEMENT" WITH THE FOLLOWING:

CONTRACTUAL FEE WAIVER AGREEMENT

Touchstone Advisors has contractually agreed to waive fees and reimburse expenses in order to limit the Funds' annual operating expenses. However, for purposes of these waivers, the cost of "Acquired Fund Fees and Expenses," if any, is excluded from Touchstone Advisors' waiver obligations. Fee waivers and/or expense reimbursements are calculated and applied monthly, based on each Fund's average net assets during such month. These fee waivers and expense reimbursements will remain in effect until March 31, 2009.

--------------------------------------------------------------------------------
Diversified Small Cap Growth Fund           - Class Y          1.15%
Large Cap Growth Fund                       - Class Y          0.99%
Micro Cap Growth Fund                       - Class Y          1.33%




              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.